UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $119,561 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101      978    30800 SH       SOLE                                      30800
ALTRIA GROUP INC               COM              02209S103     2308    66801 SH       SOLE                                      66801
AMAZON COM INC                 COM              023135106     6284    27520 SH       SOLE                                      27520
APPLE INC                      COM              037833100    10009    17138 SH       SOLE                                      17138
CARBO CERAMICS INC             COM              140781105      779    10150 SH       SOLE                                      10150
CATERPILLAR INC DEL            COM              149123101     5614    66120 SH       SOLE                                      66120
CHEVRON CORP                   COM              166764100     4971    47121 SH       SOLE                                      47121
COCA-COLA CO                   COM              191216100     1048    13400 SH       SOLE                                      13400
CORNING INC                    COM              219350105     5485   424190 SH       SOLE                                     424190
ELMIRA SAVINGS BANK            COM              289660102     3614   187728 SH       SOLE                                     187728
EMC CORP                       COM              268648102     3471   135415 SH       SOLE                                     135415
EXXON MOBIL CORP               COM              30231G102     1617    18891 SH       SOLE                                      18891
GENERAL ELECTRIC CO            COM              369604103     6048   290235 SH       SOLE                                     290235
GOLDMAN SACHS GROUP INC        COM              38141G104     3297    34390 SH       SOLE                                      34390
INTEL CORP                     COM              458140100     1629    61113 SH       SOLE                                      61113
INTL BUSINESS MACHINES         COM              459200101     4023    20568 SH       SOLE                                      20568
INTUITIVE SURGICAL             COM              46120E602     8460    15277 SH       SOLE                                      15277
JOHNSON & JOHNSON              COM              478160104      242     3575 SH       SOLE                                       3575
KRAFT FOODS INC                COM              50075N104      690    17862 SH       SOLE                                      17862
MAKO SURGICAL CORP             COM              560879108     1652    64500 SH       SOLE                                      64500
MCDERMOTT INTL INC             COM              580037109     3772   338574 SH       SOLE                                     338574
MCDONALDS CORP                 COM              580135101     2851    32206 SH       SOLE                                      32206
MEDTRONIC INC                  COM              585055106     1476    38114 SH       SOLE                                      38114
MICRON TECHNOLOGY INC          COM              595112103     1975   313009 SH       SOLE                                     313009
MICROSOFT CORP                 COM              594918104      222     7245 SH       SOLE                                       7245
PEPSICO INC                    COM              713448108     4761    67382 SH       SOLE                                      67382
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2383    27312 SH       SOLE                                      27312
QUALCOMM INC                   COM              747525103     1722    30925 SH       SOLE                                      30925
ROYAL DUTCH SHELL B ADR        COM              780259107      835    11939 SH       SOLE                                      11939
SCHLUMBERGER LTD               COM              806857108     3861    59485 SH       SOLE                                      59485
TARGET CORP                    COM              87612E106      400     6875 SH       SOLE                                       6875
UNION PACIFIC CORP             COM              907818108     3151    26412 SH       SOLE                                      26412
UNITED TECHNOLOGIES            COM              913017109     1890    25026 SH       SOLE                                      25026
VALERO ENERGY CORP             COM              91913Y100     2322    96164 SH       SOLE                                      96164
VERIZON COMMUNICATIONS         COM              92343V104     5446   122554 SH       SOLE                                     122554
ISHARES NASDAQ BIOTECH INDX                     464287556     5486    42215 SH       SOLE                                      42215
MARKET VECTORS OIL SERVICE ETF                  57060U191     3954   110950 SH       SOLE                                     110950
ISHARES TR COMEX GOLD                           464285105      836    53744 SH       SOLE                                      53744
        <